BUSINESS AND SUMMARY OF ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 Customer Member 1 [Member]	Dec. 31, 2011 Customer Member 1 [Member]	Dec. 31, 2012 Customer Member 2 [Member]	Dec. 31, 2011 Customer Member 2 [Member]	Dec. 31, 2012 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 2 [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Dec. 31, 2011 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Abdh Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000															15,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001															$ 0.01	$ 0.001
Preferred stock, shares authorized																	5,000,000
Preferred stock, par value																	$ 0.01
Common stock outstanding prior to the merge	64,638,372	47,160,435													10,000,000	10,000,000			46,000,000		10,000,000
Ownership interest						80.00%	20.00%
Operation of AEWS allocated to the company						100.00%
Cash and cash equivalents	$ 2,543,898	$ 1,386,502	$ 4,123																	$ 2,095,058
Entity-Wide Revenue, Major Customer, Percentage	10.00%							20.00%	29.00%	14.00%	15.00%
Entity Wide Major Customer Percentage Of Accounts Recievable								0.00%	0.00%	0.00%	42.00%
Entity Wide Purchases Major Supplier Percentage	10.00%											37.00%	34.00%	41.00%
Accounts Payable	5,760
Amortization of Financing Costs	937,234	142,836
Income Tax Settlement Percentage	50.00%
Allowance for Doubtful Accounts Receivable	25,000	16,600
Advertising Revenue Cost	12,795	23,792
Antidilutive securities excluded from computation of earnings per share	27,366,867	31,667,254
Loss (gain) on change in fair value of warrant liability	(944,291)	242,052
Value of warrant liability reclassified to additional paid-in capital				$ 2,239,242	$ 0